Schedule III Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Supplementary Insurance Information Disclosure [Abstract]
Supplementary Insurance Information for Insurance Companies
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION
(dollars in thousands)

	As of December 31,
	Deferred Policy Acquisition Costs		Future Policy Benefits and Interest-Sensitive Contract Liabilities		Other Policy Claims and Benefits Payable
	Assumed	Ceded	Assumed	Ceded	Assumed	Ceded
2011
U.S. operations	$2,563,919	$(35,292)	$13,236,919	$(221,872)	$1,094,172	$(71,323)
Canada operations	250,262	(524)	2,762,175	(215,176)	192,187	(20,364)
Europe & South Africa operations	347,112	(12,092)	718,167	(32,945)	573,019	(22,166)
Asia Pacific operations	444,318	(13,778)	1,567,628	(68,533)	970,756	(40,964)
Corporate and Other	--	--	13,465	--	11,239	(217)
Total	$3,605,611	$(61,686)	$18,298,354	$(538,526)	$2,841,373	$(155,034)

2010
U.S. operations	$2,331,081	$(34,550)	$12,457,977	$(206,375)	$1,075,515	$(104,039)
Canada operations	245,645	(776)	2,703,322	(217,174)	181,326	(42,924)
Europe & South Africa operations	377,620	(13,348)	604,696	(31,366)	482,033	(22,120)
Asia Pacific operations	422,536	(13,684)	1,270,075	(64,455)	842,893	(34,726)
Corporate and Other	191	--	13,200	--	16,174	(508)
Total	$3,377,073	$(62,358)	$17,049,270	$(519,370)	$2,597,941	$(204,317)

REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION (continued)
(dollars in thousands)

	Year ended December 31,
	Premium Income	Net Investment Income	Policyholder Benefits and Interest Credited	Amortization of DAC	Other Operating Expenses
2011
U.S. operations	$3,992,678	$858,536	$(3,787,801)	$(345,426)	$(356,191)
Canada operations	835,298	188,304	(673,105)	(146,680)	(71,293)
Europe & South Africa operations	1,194,477	44,351	(1,001,921)	(35,833)	(129,003)
Asia Pacific operations	1,304,490	84,837	(1,077,982)	(162,926)	(147,272)
Corporate and Other	8,744	105,169	(768)	(258)	(129,508)
Total	$7,335,687	$1,281,197	$(6,541,577)	$(691,123)	$(833,267)

2010
U.S. operations	$3,797,081	$865,798	$(3,539,577)	$(631,945)	$(268,704)
Canada operations	797,206	169,136	(656,358)	(144,680)	(57,394)
Europe & South Africa operations	918,513	37,039	(734,392)	(35,154)	(118,564)
Asia Pacific operations	1,139,065	71,827	(926,383)	(115,496)	(127,703)
Corporate and Other	7,815	94,860	(427)	(830)	(97,942)
Total	$6,659,680	$1,238,660	$(5,857,137)	$(928,105)	$(670,307)

2009
U.S. operations	$3,320,723	$819,540	$(3,168,321)	$(599,329)	$(196,448)
Canada operations	614,831	141,586	(501,136)	(127,828)	(45,868)
Europe & South Africa operations	781,952	34,176	(656,485)	(30,815)	(102,904)
Asia Pacific operations	998,927	62,434	(817,052)	(89,750)	(107,171)
Corporate and Other	8,728	64,726	(170)	(858)	(82,128)
Total	$5,725,161	$1,122,462	$(5,143,164)	$(848,580)	$(534,519)